AMC Loan ID	Customer Loan ID	EDGAR Loan ID	Borrower Name	Deal Number	Original Loan Amount	State	Note Date	Occupancy	Purpose	QM Status	Overall Grade	Credit Grade	Credit Exceptions	Credit Exception Information	Credit Exception Comments	Property Grade	Property Exceptions	Property Exception Information	Property Exception Comments	Compliance Grade	Compliance Exceptions	Compliance Exception Information	Compliance Exception Comments	Compliance Comp Factors	Compensating Factors	Subject to High Cost - Unable to Test	Disposition 2	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P
XXXX	XXXX	BRAVO2025HE15867	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met	Guidelines not provided.	1	2	[2] Federal Compliance - TILA HELOC - HELOC Brochure
Not Provided Timely: Truth in Lending Act (HELOC):
HELOC Brochure not provided to borrower at
application.
[2] State Compliance - New York Late Charge Percent
Testing: New York Late Charge: Note late charge
percent of 5.00000% exceeds the state maximum of 2%.
[2] State Compliance - New York Prepayment Penalty
Junior Lien: New York Prepayment Penalty: A
prepayment penalty is not permissible on a
subordinate lien loan.
[2] Federal Compliance - TILA Rescission -
Disbursement Date Less than 3 Business Days From
Transaction Date: Truth in Lending Act:  Subject loan
transaction disbursed on XX/XX/XXXX, prior to three (3)
																					business days from transaction date of XX/XX/XXXX.			Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	N/A	A	C	C	C	C	C